Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	organization and principal activities

Business

Cre8 Enterprise Limited (the “Company”) is a limited liability company incorporated in British Virgin Islands (“BVI”) on December 4, 2023. The Company, through its consolidated subsidiary, Cre8 (Greater China) Limited (“Cre8 Hong Kong”) in Hong Kong, is principally engaged in provision of integrated financial printing services for listed companies, initial public offering (“IPO”) applicants and private companies in the finance and capital market in Hong Kong. The Company has a wholly owned subsidiary, Chuangbafang Enterprise Management (Shanghai) Company Limited (“Chuangbafang”) in the People’s Republic of China (“PRC”), as a promotion centre in PRC.

Organization and reorganization

For the purpose of the initial listing of shares of the Company, the companies comprising the Group underwent the group reorganization (“Group Reorganization”) as described below:

(i)	Cre8 Hong Kong, the operating subsidiary with limited liability under the laws of Hong Kong, was incorporated by Cre8 Investments Limited on September 16, 2006. Mr. Seng Jin Lee (“Mr. Lee”), Mr. Kit Ying Sham (“Mr. Sham”, father-in-law of Mr. Lee) and Xian Hong Jordan Lee (“Mr. Jordan Lee”, son of Mr. Lee) (together the “Ultimate Controlling Shareholders”), each of them holding 57.14%, 28.57% and 14.29% of equity interest of Cre8 Investments Limited, respectively.

(ii)	On December 4, 2023, the Company was incorporated in the BVI with limited liability and an authorized share capital of 180,000 class A shares and 20,000 class B shares with no par value per share. One class A share represents one voting right and one class B share represents 20 voting rights.

(iii)	On December 6, 2023, Cre8 Incorporation Limited was incorporated in the BVI with limited liability and an authorized share capital of 50,000 ordinary shares with no par value each. At the same date, one share was allotted and issued to the Company by Cre8 Incorporation Limited.

(iv)	On December 12, 2023, the Company became the holding company of the group which involved the transfer of entire equity interest of Cre8 Hong Kong, which are wholly-owned by Cre8 Investments Limited, in exchange for an allotment and issuance of 2,500 Class B ordinary shares of the Company. The Company, together with its wholly owned subsidiaries, are effectively controlled by the same group of Controlling Shareholders, i.e., ultimately held as to 100.00% and 89.29% by the Ultimate Controlling Shareholders, before and after the Group Reorganization and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidated statements of income and comprehensive income, consolidated statements of equity and consolidated statements of cash flows are prepared as if the current Company structure had been in existence throughout the two-year period ended December 31, 2024 and 2025, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The consolidated balance sheets as of December 31, 2024 and 2025 present the assets and liabilities of the companies now comprising the Company which had been incorporated/established as at the relevant balance sheet date as if the current Company structure had been in existence at those dates.

Upon the Group Reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name	Background		Ownership
Cre8 Incorporation Limited	–	A BVI company	Wholly owned by the
	–	Established on December 6, 2023	Company
	–	Registered capital of 50,000 ordinary shares with no par value each
	–	Investment holding

Cre8 (Greater China)	–	A Hong Kong company	Wholly owned by Cre8
Limited (“Cre8 Hong Kong”)	–	Established on September 16, 2006	Incorporation Limited
	–	Registered capital of HK$5,000,000
	–	provision of printing, media placement, translation and other printing related services in Hong Kong.

Chuangbafang Enterprise	–	A PRC company	Wholly owned by
Management	–	Established on May 11, 2021	Cre8 Hong Kong
(Shanghai) Company	–	Registered capital of RMB500,000
Limited (“Chuangbafang”)	–	Provision of financial printing consultation services

Initial Public Offering (“IPO”)

On July 24, 2025, the Company announced the closing of its IPO of 1,450,000 Class A ordinary shares, with no par value per share at an offering price of US$4.00 per share for a total of US$5,800,000 in gross proceeds. The Company raised total net proceeds of HK$38,907,534 (US$4,956,500), which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. Deferred IPO costs of HK$8,786,788 (US$1,119,365) was debited to additional paid-in capital to net off with the net proceeds from IPO. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on July 23, 2025 under the Symbol “CRE”.

On July 29, 2025, the Company consummated the sales of additional 217,500 Class A ordinary shares, with no par value per share at an offering price of US$4.00 per share for a total of US$870,000 in gross proceeds. The Company raised total net proceeds of HK$6,224,106 (US$792,900), which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses.